UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2013 (Unaudited)

Municipal Bonds and Notes—97.6% †		Principal Amount	Fair Value
Alabama—0.9%
East Alabama Healthcare Authority
5.00%	09/01/33	$5,500	$5,544	(e)
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	8,907	(e,f)
			14,451

Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500	2,773

Arizona—3.3%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000	3,837
Arizona Health Facilities Authority
5.00%	02/01/42	2,000	1,982
City of Phoenix AZ
5.00%	07/01/19	5,000	5,676
Glendale Western Loop 101 Public Facilities Corp.
6.25%	07/01/38	10,000	10,298	(e)
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,181
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750	4,860
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	8,943	(f)
Pima County Industrial Development Authority
4.00%	09/01/29	2,000	1,828
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	11,682
University Medical Center Corp.
6.50%	07/01/39	1,000	1,107
			55,394

California—9.2%
Bay Area Toll Authority
4.00%	04/01/31	4,000	3,960
5.00%	04/01/31	10,000	11,146	(e)
California Educational Facilities Authority
5.00%	10/01/32	5,255	6,149
5.25%	10/01/39	6,000	6,363
6.13%	10/01/36	1,500	1,704
California Health Facilities Financing Authority
5.50%	08/15/26	5,000	5,682
6.00%	07/01/39	5,000	5,665
6.50%	10/01/33	3,500	4,002
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585	7,835
California State Public Works Board
5.00%	10/01/28	1,500	1,582
5.13%	10/01/31	2,000	2,133
6.00%	04/01/26	8,475	9,954
Coast Community College District (AGMC Insured)
4.56%	08/01/33	8,750	8,885	(a,c,f)

Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600	2,679	(f)
Los Angeles Harbor Department
5.00%	08/01/26	8,000	8,897
Marin Water District Financing Authority
5.00%	07/01/44	6,000	6,380
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,274
Newport Mesa Unified School District
3.98%	08/01/41	5,000	890	(a)
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,746
San Diego Community College District
5.00%	08/01/41	10,000	10,656
San Diego County Regional Airport Authority
5.00%	07/01/43	5,450	5,703
San Diego County Regional Transportation Commission
5.00%	04/01/42	2,500	2,637
San Diego Unified School District (AGMC Insured)
5.25%	07/01/17 - 07/01/19	8,795	8,883	(f)
State of California
5.00%	02/01/38 - 09/01/41	12,500	12,971
5.25%	04/01/35	4,500	4,809
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,225	(f)
Ventura County Public Financing Authority
5.00%	11/01/43	5,000	5,165
			154,975

Colorado—1.3%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000	5,072
Metro Wastewater Reclamation District
5.00%	04/01/27	4,000	4,526
Regional Transportation District
4.25%	11/01/36	9,405	9,133
5.38%	06/01/31	2,500	2,667
			21,398

Connecticut—2.9%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,630
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/43	19,175	20,323
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705	11,246
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000	11,040
Town of Fairfield CT
5.00%	08/01/21	1,000	1,203
			49,442

Delaware—1.7%
City of Wilmington DE
5.00%	10/01/25	5,000	5,809
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	10,805
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,176

State of Delaware
5.00%	07/01/28	3,000	3,400
			28,190

District of Columbia—1.7%
District of Columbia
5.00%	04/01/30 - 10/01/30	7,215	7,672
5.50%	04/01/36	15,000	15,836
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,329
			28,837

Florida—1.8%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,133
City of Tampa FL
5.00%	10/01/27	8,560	9,596
County of Miami-Dade FL Transit System Sales Surtax Revenue
5.00%	07/01/42	5,000	5,083
Hillsborough County Industrial Development Authority
5.00%	10/01/18	1,075	1,088	(e)
5.00%	10/01/18	3,925	3,959
5.25%	10/01/15 - 10/01/24	5,265	5,329	(e)
5.25%	10/01/24	4,325	4,347
			30,535

Georgia—6.1%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000	7,713
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050	6,303	(c)
Augusta GA Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400	5,631	(f)
City of Atlanta GA Department of Aviation
5.00%	01/01/25	10,000	10,926
City of Atlanta GA Department of Aviation (AGMC Insured)
5.25%	01/01/33	4,000	4,120	(f)
City of Atlanta GA Water & Wastewater Revenue
6.25%	11/01/39	10,000	11,591
City of Atlanta GA Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500	11,943	(f)
County of Fulton GA Water & Sewerage Revenue
4.00%	01/01/35	3,000	2,850
County of Fulton GA Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000	5,118	(e,f)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,219
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520	2,699	(c,f)
4.85%	03/01/23	2,290	2,453	(c,f)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,924	(f)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,919
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	3,100	3,330	(d,f)
State of Georgia
4.50%	01/01/29	3,000	3,272
5.00%	08/01/22 - 01/01/26	4,790	5,405
5.00%	08/01/22	4,460	5,152	(e)
			102,568

Hawaii—1.7%
City & County of Honolulu HI
5.00%	04/01/33	10,000	10,752
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800	18,049
			28,801
Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,482
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625	19,045	(f)
			23,527

Illinois—2.2%
City of Chicago IL O'Hare International Airport Revenue
5.63%	01/01/35	5,000	5,464
5.75%	01/01/39	11,500	12,628
Illinois Finance Authority
5.00%	08/15/43	1,000	1,045
5.50%	08/15/43	5,000	5,287	(e)
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.10%	06/15/22	4,305	3,919	(a,c,f)
5.40%	06/15/19	4,000	4,475	(c,f)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,820	(f)
			37,638

Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,812
5.75%	01/01/34	2,000	2,035
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,538
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,261
			17,646

Iowa—0.3%
Iowa Finance Authority
5.00%	12/01/19	5,000	4,986

Kentucky—1.4%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	3,500	3,853
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665	11,592	(f)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	8,720
			24,165
Louisiana—0.9%
Louisiana Public Facilities Authority
5.00%	07/01/42	3,500	3,538
State of Louisiana
5.00%	09/01/19	10,050	11,796
			15,334
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,044
Maine Turnpike Authority
5.00%	07/01/42	1,000	1,053
6.00%	07/01/34	1,250	1,409

			4,506
Maryland—4.4%
County of Baltimore MD
5.00%	02/01/23	7,525	8,956
County of Montgomery MD
5.00%	07/01/21	10,905	13,168
County of Prince George's MD
5.00%	10/01/22	6,820	6,901	(e)
5.00%	09/15/24 - 09/15/25	15,080	17,456
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,250
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300	3,426
5.13%	11/15/34	7,200	7,328	(e)
State of Maryland
5.00%	11/01/18	4,000	4,716
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470	9,265
			74,466

Massachusetts—4.5%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000	5,243
Massachusetts Development Finance Agency
5.00%	01/01/40 - 07/01/43	13,000	13,736
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	21,225
5.50%	11/15/36	4,000	4,496
5.75%	07/01/39	7,500	7,996
Massachusetts School Building Authority
5.00%	05/15/43	4,000	4,256
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,167
6.50%	07/15/19	14,125	16,179	(d)
			76,298

Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,733
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000	5,507	(f)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000	7,150
			16,390

Minnesota—1.1%
St Paul Port Authority
5.00%	12/01/22	9,630	11,250
State of Mississippi
5.50%	09/01/14	7,500	7,952
			19,202

Missouri—1.4%
Metropolitan St Louis Sewer District
5.00%	05/01/34 - 05/01/42	8,000	8,699
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,446
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,710

Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	4,475	4,689	(e)
5.00%	01/01/24	525	546
			24,090

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,475	1,497	(f)

New Jersey—8.5%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,288	(f)
Essex County Improvement Authority (AGMC Insured)
5.25%	12/15/17	235	240	(e,f)
5.25%	12/15/17	9,765	9,941	(f)
New Jersey Economic Development Authority
4.00%	03/01/29	13,000	12,191
5.00%	03/01/38	4,000	4,139
5.50%	12/15/29	5,000	5,522
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,625	(e)
6.00%	12/01/17	10,000	11,297
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000	2,082
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500	7,906
New Jersey Institute of Technology
5.00%	07/01/42	2,000	2,094
New Jersey State Turnpike Authority
5.00%	01/01/38 - 01/01/43	15,000	15,553
5.25%	01/01/40	10,000	10,657
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	20,040	21,843	(d,f)
6.50%	01/01/16	5,135	5,777	(f)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/42	6,000	6,215
5.25%	06/15/36	6,100	6,559
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	1,390	1,490	(f)
5.75%	12/15/14	4,610	4,977	(d,f)
North Hudson Sewerage Authority
5.00%	06/01/42	2,000	2,082
			142,478
New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	21,200	23,767

New York—6.5%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	5,090
Long Island Power Authority
6.00%	05/01/33	7,500	8,506
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000	11,110
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21	5,000	5,963
New York City Water & Sewer System
5.00%	06/15/34	4,500	4,840
New York Liberty Development Corp.
5.00%	11/15/44	5,000	5,054
5.13%	01/15/44	5,000	5,192

New York State Dormitory Authority
5.00%	07/01/23 - 07/01/42	11,825	12,938
5.50%	07/01/36 - 05/01/37	4,000	4,310
6.00%	07/01/40	2,000	2,204
6.50%	12/01/21	4,500	5,010
New York State Urban Development Corp.
5.50%	01/01/19	9,000	10,611
Triborough Bridge & Tunnel Authority
5.00%	11/15/26 - 11/15/38	20,000	21,800
Westchester County Healthcare Corp.
5.00%	11/01/30	4,500	4,731
6.13%	11/01/37	2,500	2,771
			110,130

North Carolina—2.5%
City of Charlotte NC
5.00%	06/01/23	4,320	4,960
City of Charlotte NC Water & Sewer System Revenue
5.00%	07/01/38	5,000	5,468
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,292
North Carolina Medical Care Commission
4.75%	11/01/43	6,000	6,074
5.00%	12/01/45	2,500	2,457
North Carolina State University at Raleigh
5.00%	10/01/42	2,500	2,715
North Carolina Turnpike Authority
5.00%	07/01/30	3,230	3,551
State of North Carolina
4.75%	05/01/30	4,130	4,525
Town of Cary NC Combined Utility Systems Revenue
4.00%	12/01/37	2,475	2,494
University of North Carolina at Greensboro
5.00%	04/01/36	4,000	4,242
			41,778
Ohio—3.3%
American Municipal Power Inc.
5.00%	02/15/38	5,000	5,207
City of Cincinnati OH Water System Revenue
5.00%	12/01/36	2,500	2,699
City of Cleveland OH Airport System Revenue
5.00%	01/01/29	2,000	2,070
City of Columbus OH Sewerage Revenue
4.50%	06/01/32	700	713
4.75%	06/01/31	5,000	5,175
County of Cuyahoga OH
6.00%	01/01/32	4,900	4,900	(e)
County of Franklin OH
4.50%	12/01/37	1,750	1,727
County of Hamilton OH Sewer System Revenue (MBIA Insured)
5.00%	12/01/19	4,250	4,333	(e,f)
Cuyahoga Community College District
5.00%	08/01/26	1,800	1,978
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000	13,952
Ohio Higher Educational Facility Commission
5.00%	01/01/38	7,500	7,630
6.25%	05/01/38	5,000	5,395
			55,779

Oklahoma—1.2%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315	6,666	(e,f)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,017	(f)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500	3,834
			19,517

Pennsylvania—5.5%
Allentown Neighborhood Improvement Zone Development Authority
5.00%	05/01/42	5,000	5,017
City of Philadelphia PA Water & Sewer Revenue
5.00%	01/01/36 - 01/01/41	23,000	24,189
Commonwealth of Pennsylvania
5.00%	11/15/30	8,890	9,816
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	1,965
Pennsylvania Turnpike Commission
4.66%	12/01/34	12,000	11,366	(a,c)
5.00%	06/01/29 - 12/01/32	11,500	11,988
5.25%	06/01/39	9,500	9,876
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,489	(f)
Westmoreland County Municipal Authority
5.00%	08/15/37	5,000	5,168
			91,874

Puerto Rico—2.3%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	6,594
6.00%	07/01/39	10,000	9,832
Puerto Rico Sales Tax Financing Corp.
4.85%	08/01/32	12,000	11,886	(a,c)
5.50%	08/01/42	10,000	10,038
			38,350
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,428
6.50%	09/15/28	1,000	1,129
			2,557

South Carolina—5.4%
Berkeley County School District
5.25%	12/01/24	15,000	15,256
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	24,278	(e)
Georgetown County School District
5.00%	03/01/18	3,640	4,188
Greenville County School District
5.25%	12/01/21	2,000	2,041	(e)
Lexington County Health Services District Inc.
5.50%	11/01/13	1,920	1,952
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315	2,565
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500	6,145	(f)
South Carolina State Public Service Authority
5.00%	12/01/30 - 12/01/43	17,105	17,882
5.50%	01/01/38	14,970	16,345
			90,652

Tennessee—1.1%
County of Shelby TN
5.00%	03/01/21	3,500	4,073
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	11,489	(e)
State of Tennessee
5.00%	05/01/19	1,000	1,173	(e)
5.00%	10/01/30	1,500	1,704
			18,439

Texas—5.3%
City of Austin TX Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450	6,242	(f)
City of Dallas TX Waterworks & Sewer System Revenue
5.00%	10/01/37 - 10/01/41	14,000	15,079
City of Houston TX Utility System Revenue
5.00%	11/15/33	5,470	5,892
5.25%	11/15/30 - 11/15/31	12,000	13,404
City of Houston TX Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000	10,399	(f)
Dallas Fort Worth International Airport
5.00%	11/01/34	4,750	4,906
North Texas Tollway Authority
5.00%	09/01/31	3,500	3,774
5.75%	01/01/38 - 01/01/40	21,475	23,195
6.00%	01/01/38	5,000	5,570
			88,461
Utah—1.3%
County of Utah UT Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	12,480	12,197	(f)
Utah State Board of Regents
5.00%	11/01/30	4,000	4,302
Utah Transit Authority
5.00%	06/15/42	5,000	5,171
			21,670

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	6,036

Virginia—1.1%
City of Richmond VA
5.00%	01/15/38	11,000	11,766
Virginia College Building Authority
4.38%	02/01/28	845	884
Virginia Resources Authority
5.25%	11/01/38	5,000	5,524
			18,174

Washington—0.8%
County of King WA
5.50%	12/01/13	10,000	10,217	(d)
Port of Seattle WA
5.00%	08/01/31	3,000	3,203
			13,420

Total Municipal Bonds and Notes
(Cost $1,577,960)			1,640,191

		Principal Amount	Fair Value
Short-Term Investments—1.0%
Time Deposit—1.0%
State Street Corp.
0.01%	07/01/13	$17,220	$17,220	(b)
(Cost $17,220)

Total Investments
(Cost $1,595,180)			1,657,411

Other Assets and Liabilities net—1.4%			23,554

NET ASSETS—100.0%			$1,680,965

Notes to Schedules of Investments (Dollars in thousands) June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(c)	Step coupon bond. Security becomes interest bearing at a future date.

(d)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(e)	Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2013 (as a percentage of net assets) as follows:

AGMC –	6.35%.

†	Percentages are based on net assets as of June 30, 2013.

*	Less than 0.05%

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

MBIA	Municipal Bond Investors Assurance Corporation

FSA	Financial Security Assurance

FGIC	Financial Guaranty Insurance Corporation

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,640,191	$—	$1,640,191
	Short-Term Investments	—	17,220	—	17,220

	Total Investments in Securities	$—	$1,657,411	$—	$1,657,411

†	See Schedule of Investments for industry classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

	Cost of Investment for Tax Purposes	Gross Tax		Net Tax Appreciation / (Depreciation)
Fund		Appreciation	Depreciation
Elfun Tax-Exempt Income	$1,595,202	$85,454	$(23,245)	$62,209

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2013